UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.6%
Education - 9.8%
California School Finance Authority, School Facilities Revenue, KIPP LA Project	5.000%	7/1/35	$1,200,000	$1,383,720	(a)
California State Infrastructure & Economic Development Bank Revenue:
Academy of Motion Picture Arts & Project	5.000%	11/1/29	1,340,000	1,634,586
Academy of Motion Picture Arts & Project	5.000%	11/1/30	1,100,000	1,339,349
Academy of Motion Picture Arts & Project	5.000%	11/1/34	750,000	904,792
Academy of Motion Picture Arts & Project	5.000%	11/1/35	2,000,000	2,405,360
California State MFA Revenue, Biola University	5.625%	10/1/23	2,000,000	2,150,840
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	2,130,000	2,238,374
California State University Revenue, Systemwide	4.000%	11/1/23	4,000,000	4,636,360	(b)(c)
University of California, CA, Revenue	5.000%	5/15/35	4,510,000	5,646,881
University of California, CA, Revenue, Limited Project	5.000%	5/15/26	2,500,000	3,044,175

Total Education				25,384,437

Health Care - 9.4%
ABAG, CA, Finance Authority for Nonprofit Corp. Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,779,871
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, CMI	5.000%	4/1/21	1,000,000	1,174,310
Odd Fellows Home of California, CMI	5.000%	4/1/23	1,000,000	1,225,890
Odd Fellows Home of California, CMI	5.000%	4/1/24	1,000,000	1,216,080
California Statewide CDA Revenue:
899 Charleston Project	5.000%	11/1/24	1,000,000	1,184,950
John Muir Health	5.000%	7/1/29	5,000,000	5,567,900
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,158,460
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,938,620
University of California, CA, Medical Center Pooled Revenue	5.000%	5/15/32	1,750,000	2,213,925

Total Health Care				24,460,006

Housing - 2.4%
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC	5.000%	5/15/26	1,000,000	1,264,090
CHF Irvine LLC	5.000%	5/15/27	1,000,000	1,249,100
CHF Irvine LLC	5.000%	5/15/28	1,220,000	1,509,445
CHF Irvine LLC	5.000%	5/15/29	1,250,000	1,542,887
Provident Group-Pomona Properties LLC	5.600%	1/15/36	650,000	743,100

Total Housing				6,308,622

Industrial Revenue - 7.6%
California State PCFA, Solid Waste Disposal Revenue, Waste Management Inc.	3.000%	11/1/25	3,750,000	4,003,837	(d)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	3,633,930
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	6,661,800
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,980,343
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,502,640

Total Industrial Revenue				19,782,550

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 7.3%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	$3,000,000	$3,160,770
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/25	1,910,000	2,412,063
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/27	1,250,000	1,559,025
California State Public Works Board, Lease Revenue, Various Capital Project	5.250%	10/1/24	3,000,000	3,613,860
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/23	1,535,000	1,841,232
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Project	5.000%	10/15/31	2,015,000	2,516,030
Capital Improvement Project	5.000%	10/15/32	1,145,000	1,424,311
Capital Improvement Project	5.000%	10/15/34	1,000,000	1,233,660
Capital Improvement Project	5.000%	10/15/35	1,040,000	1,278,181

Total Leasing				19,039,132

Other - 1.5%
California State MFA Revenue, Goodwill Industries Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	770,000	833,309	(a)
Lee Lake, CA, PFA Revenue:
Junior Lien	5.000%	9/1/25	355,000	395,190
Senior Lien	5.000%	9/1/22	1,000,000	1,177,720
Long Beach, CA, Marina Revenue	5.000%	5/15/28	850,000	1,030,582
Long Beach, CA, Marina Revenue	5.000%	5/15/31	445,000	533,333

Total Other				3,970,134

Power - 16.5%
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	1,000,000	1,036,660
Carson Ice Generation Project	5.000%	7/1/19	800,000	891,104
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,158,050
Guam Power Authority Revenue, AGM	5.000%	10/1/34	1,100,000	1,298,946
Los Angeles, CA, Department of Water & Power Revenue:
Power System	5.000%	7/1/33	2,200,000	2,777,786
Power System	5.000%	7/1/35	1,000,000	1,252,930
Power System	5.000%	7/1/36	1,000,000	1,249,070
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,222,000
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,843,600
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,494,913
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,542,750
Hydroelectric Project Number One, AGC	5.000%	7/1/24	2,000,000	2,145,360
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,533,240
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,456,507
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	7,070,000	7,931,762

Total Power				42,834,678

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - 6.6%
California Health Facilities Financing Authority Revenue, Providence Health & Services System	6.250%	10/1/24	$1,500,000	$1,672,710	(e)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.250%	8/1/24	4,215,000	4,823,857	(e)
El Dorado, CA, Irrigation District, COP, AGC	5.375%	8/1/24	1,090,000	1,235,831	(e)
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	3,400,000	3,692,094	(e)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/20	5,000,000	5,573,650	(e)

Total Pre-Refunded/Escrowed to Maturity				16,998,142

Special Tax Obligation - 6.2%
Guam Government Limited., Obligation Revenue	5.000%	12/1/27	500,000	620,125
Guam Government Limited., Obligation Revenue	5.000%	12/1/28	1,000,000	1,232,040
Guam Government Limited., Obligation Revenue	5.000%	12/1/29	1,100,000	1,348,523
Irvine, CA, Improvement Bond Act 1915, Limited Obligation Reassessment District No. 12-1	5.000%	9/2/24	600,000	712,668
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area, AGM	5.000%	9/1/26	1,850,000	2,318,216
Rancho Redevelopment Project Area, AGM	5.000%	9/1/27	1,700,000	2,112,981
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	495,000	546,228
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	2,500,000	2,495,675
Matching Fund Loan Notes	5.000%	10/1/18	4,500,000	4,644,765

Total Special Tax Obligation				16,031,221

State General Obligation - 9.9%
California State, GO	4.000%	12/1/21	9,950,000	11,337,229	(b)(c)
California State, GO	5.000%	9/1/34	4,000,000	5,005,560	(f)
California State, GO:
Various Purpose	5.000%	9/1/22	2,000,000	2,440,300
Various Purpose	5.000%	9/1/23	3,000,000	3,685,770
Various Purpose	5.000%	9/1/25	1,000,000	1,085,490	(g)
Various Purpose	5.000%	9/1/26	2,000,000	2,170,580

Total State General Obligation				25,724,929

Transportation - 7.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	2,700,000	3,294,864
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.460%	5/1/23	3,000,000	3,016,500	(b)(c)
San Francisco Bay Area	1.660%	4/1/24	1,000,000	1,015,750	(b)(c)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	2,909,467
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,138,220
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/24	5,665,000	6,504,326
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	2,000,000	2,236,820

Total Transportation				20,115,947

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 12.7%
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	$3,000,000	$3,100,920	(a)
Eastern, CA, Municipal Water District Financing Authority, Water & Wastewater Revenue	4.000%	7/1/34	6,000,000	6,895,680	(f)
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	7/1/36	1,800,000	2,119,392
Madera, CA, Irrigation District Revenue:
AGM	5.000%	9/1/27	1,100,000	1,409,276	(f)
AGM	5.000%	9/1/28	450,000	572,306	(f)
AGM	5.000%	9/1/29	500,000	631,765	(f)
San Diego, CA, Water Authority Revenue	5.000%	5/1/28	4,845,000	6,171,076
Stockton, CA, PFA, Wastewater Revenue:
BAM	5.000%	9/1/24	1,000,000	1,261,630
BAM	5.000%	9/1/25	1,250,000	1,564,237
BAM	5.000%	9/1/26	1,375,000	1,706,705
BAM	5.000%	9/1/27	1,000,000	1,232,030
BAM	5.000%	9/1/28	1,500,000	1,838,055
BAM	5.000%	9/1/29	1,000,000	1,219,590
Tulare, CA, Sewer Revenue:
AGM	5.000%	11/15/28	1,200,000	1,502,004
AGM	5.000%	11/15/29	1,500,000	1,866,105

Total Water & Sewer				33,090,771

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $234,540,331)				253,740,569

SHORT-TERM INVESTMENTS - 6.7%
MUNICIPAL BONDS - 6.7%
Education - 3.0%
California State Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank & FHLB	0.620%	12/1/35	400,000	400,000	(h)(i)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.610%	9/1/51	2,700,000	2,700,000	(h)(i)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.610%	9/1/54	4,800,000	4,800,000	(h)(i)

Total Education				7,900,000

Finance - 0.8%
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.680%	8/1/22	300,000	300,000	(h)(i)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.680%	11/1/22	1,800,000	1,800,000	(h)(i)

Total Finance				2,100,000

Transportation - 1.3%
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.600%	4/1/36	600,000	600,000	(h)(i)
SPA-Sumitomo Mitsui Banking	0.550%	4/1/36	2,800,000	2,800,000	(h)(i)

Total Transportation				3,400,000

Water & Sewer - 0.4%
Metropolitan Water District of Southern California Revenue	0.550%	7/1/35	500,000	500,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.680%	6/15/32	200,000	200,000	(h)(i)
Second General Resolution, SPA-Dexia Credit Local	0.700%	6/15/32	200,000	200,000	(h)(i)

Total Water & Sewer				900,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 0.3%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.630%	10/1/25	$800,000	$800,000	(d)(h)(i)

Housing: Multi-Family - 0.0%
California Statewide CDA, MFH Revenue, LOC-Wells Fargo Bank N.A.	0.640%	4/1/25	100,000	100,000	(d)(h)(i)

Solid Waste/Resource Recovery - 0.1%
California State PCFA, Solid Waste Disposal Revenue, Zerep Management Corp. Project, LOC-Comerica Bank	0.810%	10/1/44	300,000	300,000	(d)(h)(i)

Utilities - 0.2%
Los Angeles, CA, Department of Water & Power Revenue, SPA-Royal Bank of Canada, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., Westdeutsche Landesbank	0.550%	7/1/34	400,000	400,000	(h)(i)

Miscellaneous - 0.5%
Livermore, CA, COP, LOC-U.S. Bank N.A.	0.560%	10/1/30	1,400,000	1,400,000	(h)(i)

General Obligation - 0.1%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.680%	11/1/26	200,000	200,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $17,500,000)				17,500,000

			SHARES
Money Market Funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $31,215)	0.260%		31,215	31,215

TOTAL SHORT-TERM INVESTMENTS (Cost - $17,531,215)				17,531,215

TOTAL INVESTMENTS - 104.3% (Cost - $252,071,546#)				271,271,784
Liabilities in Excess of Other Assets - (4.3)%				(11,261,447)

TOTAL NET ASSETS - 100.0%				$260,010,337

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Maturity date shown represents the mandatory tender date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Security is purchased on a when-issued basis.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2016

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
GO	— General Obligation
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$253,740,569	—	$253,740,569

Short-Term Investments†:
Municipal Bonds	—	$17,500,000	—	$17,500,000
Money Market Funds	$31,215	—	—	31,215

Total Short-Term Investments	31,215	17,500,000	—	17,531,215

Total Investments	$31,215	$271,240,569	—	$271,271,784

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$13,387	—	—	$13,387

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,205,878
Gross unrealized depreciation	(5,640)

Net unrealized appreciation	$19,200,238

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	24	12/16	$4,075,613	$4,089,000	$(13,387)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016